Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Schedule of Other Non-Current Assets [Abstract]
Equity investment	[1]	$ 44,441	$ 35,242
Prepayment of brand authorization	[2]		4,460,000
Security deposit	[3]		561,184
Investments in concerts	[4]	452,051	195,478
Total		496,492	5,251,904
Impairment			(4,460,000)
Other non-current assets, net		$ 496,492	$ 791,904

[1]	The equity investment as of December 31, 2025 represented the equity investment in Junpu Jiyuan of $27,366 and Xiamen Hualiu Boying Film & Media Co., Ltd of $17,075. The equity investment as of June 30, 2025 represented the equity investment in Junpu Jiyuan of $26,715 and Xiamen Hualiu Boying Film & Media Co., Ltd of $8,527.
[2]	Prepayment for brand authorization represents the payment to Wanyee Trading Company Limited and LiheTrading Limited for negotiating with the brand owner of “Stussy” and “fear of god” for acting as an agent for these brands in mainland China. Given uncertainty over the recoverability of these prepayments, the Company previously recognised a full impairment provision against their carrying amounts in prior financial years. During the six-month period ended 31 December 2025, the relevant brand authorization interests were disposed of at a consideration of $4,460,000. Accordingly, the corresponding impairment provision was reversed in the same amount.
[3]	Security deposits represent the deposits paid to leasors to ensure the proper performance of the lease agreements.
[4]	Investments in concerts represent advance investment payments in respect of two Singapore concert events as at 31 December 2025, and one Singapore concert event as at 30 June 2025, respectively.